SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Dec. 06, 2024 shares	Oct. 11, 2023	Mar. 03, 2023 shares	Dec. 31, 2024 vote segment $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 09, 2022 USD ($) shares	May 25, 2022 USD ($) shares
Indefinite-Lived Intangible Assets [Line Items]
Observable tenor				30 years
Net premium ratio cap				100.00%
Reportable segments | segment				4
Class A Exchangeable Shares
Indefinite-Lived Intangible Assets [Line Items]
Economic return equivalent				1
Conversion ratio		1		1
Number of votes | vote				1
Conversions (in shares)				2,030,341	4,551,760	(1,283,000)
Class B shares
Indefinite-Lived Intangible Assets [Line Items]
Number of votes | vote				1
Preferred Class A
Indefinite-Lived Intangible Assets [Line Items]
Preferred stock issued (in shares)							2,108,733	98,351,547
Preferred stock, carrying amount | $							$ 53	$ 2,500
Fixed cumulative preferential cash dividend				4.50%
Dividends accrued and unpaid demand				50 years
Redemption price (in dollars per share) | $ / shares				$ 25
Class C Shares
Indefinite-Lived Intangible Assets [Line Items]
Conversions (in shares)	53,947,528		380,268	53,947,528	380,268	6,119,609
Trade name | American National Insurance Group, LLC
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset useful life				10 years
Trade name | Argo Group International Holdings
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset useful life				5 years
Minimum
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives of property and equipment				3 years
Minimum | Distributor relationships
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset useful life				15 years
Maximum
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives of property and equipment				30 years
Share of profits on participating policies (limited to)				10.00%
Maximum | Distributor relationships
Indefinite-Lived Intangible Assets [Line Items]
Intangible asset useful life				30 years